Form N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-3668

                         The Wright Managed Income Trust
               ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                         ---------------------------------
                         (Registrant's Telephone Number)

                                   December 31
                             ------------------------
                             Date of Fiscal Year End

                               September 30, 2005
                            ------------------------
                            Date of Reporting Period

 -----------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS



WRIGHT U.S. GOVERNMENT NEAR TERM FUND (WNTB)
--------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - SEPTEMBER  30, 2005 (UNAUDITED)



Face                                                     Coupon      Maturity        Market                        Current
Amount            Description                             Rate         Date           Price          Value          Yield
---------------------------------------------------------------------------------------------------------------------------------


 GOVERNMENT INTERESTS

MORTAGE-BACKED SECURITIES
--------------------------
$      61,478     FHLMC Gold Balloon #M90710             5.000%      03-01-07       $100.90         $ 62,030        5.0%
       42,197     FGFB Pool #M90724                      5.500%      05-01-07        101.37           42,772        5.4%
      182,234     FGFB Pool #M90767                      4.500%      11-01-07        100.16          182,531        4.5%
      359,150     FGFB Pool #M90796                      4.000%      02-01-08         98.62          354,193        4.1%
      294,636     FGFB Pool #M90802                      4.000%      03-01-08         98.62          290,570        4.1%
       75,223     FNCX Pool #254227                      5.000%      02-01-09        100.55           75,635        5.0%
    1,054,374     FGFB Pool #M90937                      5.000%      08-01-09        100.83        1,063,145        5.0%
    1,043,354     FGFB Pool #M90941                      4.500%      08-01-09         99.98        1,043,128        4.5%
      452,660     FNMA Pool #701043 Flt                  4.056%      04-01-33         99.37          449,808        4.1%
      346,700     FHARM Pool #1B1291 Flt                 4.403%      11-01-33         99.47          344,851        4.4%
      796,984     FNMA Pool #809324 Flt                  4.880%      02-01-35        100.00          796,967        4.9%
      798,364     FHARM Pool #1G0233 Flt                 5.018%      05-01-35        100.40          801,537        5.0%

U.S. TREASURIES
-----------------
$   5,260,000     U.S. Treasury Notes                    4.625%      05-15-06       $100.38      $ 5,279,935        4.6%

U.S. GOVERNMENT AGENCIES
--------------------------
$     770,000     Fed Farm Credits Bks                   2.500%      03-15-06       $ 99.30        $ 764,618        2.5%
      895,000     FNMA                                   1.750%      06-16-06         98.27          879,496        1.8%
    2,135,000     FNMA                                   3.000%      11-22-06         98.51        2,103,152        3.0%
    3,135,000     FHLMC                                  3.250%      11-02-07         97.77        3,064,933        3.3%
    1,345,000     FHLMC                                  3.030%      06-11-08         96.61        1,299,403        3.1%
                                                                                                 -----------
TOTAL INVESTMENTS (identified cost, $19,167,133) - 98.5%                                         $18,898,704

Other Assets, Less Liabilities --  1.5%                                                              292,723
                                                                                                 -----------
Net Assets -- 100.0%                                                                             $19,191,427
                                                                                                ============

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association

The Fund did not have any open financial instruments at September 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $19,167,133

                                                -----------

     Gross unrealized appreciation             $     3,391
     Gross unrealized depreciation             $  (271,820)
                                                -----------

     NET UNREALIZED DEPRECIATION               $  (268,429)
                                               ============





WRIGHT TOTAL RETURN BOND FUND (WTRB)
----------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - SEPTEMBER  30, 2005 (UNAUDITED)


Face                                                     Coupon      Maturity        Market                        Current
Amount            Description                             Rate         Date           Price          Value          Yield
----------------------------------------------------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES

FINANCIAL SERVICES
--------------------
$    430,000      Citibank Credit Card Issuance Trust    6.900%      10-15-07       $101.19       $ 430,810         6.9%
     380,000      Citibank Credit Card Master Tr 1999-2  5.875%      03-10-11        104.08         395,512         5.6%
     610,000      MBNA Master Credit Card Tr 1999-B      5.900%      08-15-11        104.36         636,573         5.7%
                                                                                                  ----------
Total Asset-Backed Securities   - 3.6%                                                          $ 1,462,895
                                                                                                  ----------


COMMERCIAL MORTGAGE-BACKED SECURITIES

FINANCIAL SERVICES
---------------------
$    220,000      JP Morgan Chase Commercial Mtg Sec     4.899%      11-12-39       $ 99.22       $ 218,284         4.9%
     340,000      Citigroup Commercial Mtg Trust         4.733%      10-15-41         98.17         333,777         4.8%
     565,000      JP Morgan Chase Commercial Mtg Sec     4.878%      01-15-42         98.90         558,809         4.9%
                                                                                                  ----------
Total Commercial Mortgage-Backed Securities   - 2.7%                                             $ 1,110,870
                                                                                                  ----------


CORPORATE BONDS

AEROSPACE
-----------
$    340,000      Boeing Capital Corp                    7.375%      09-27-10       $111.68       $ 379,715         6.6%

Auto
-------
$    190,000      Daimlerchrysler                        7.200%      09-01-09       $106.77        $ 202,872        6.7%

Banks
-------
$    205,000      Bank One Corp                          2.625%      06-30-08       $ 95.10       $ 194,951         2.8%
     390,000      Bayerische Landesbank                  2.600%      10-16-06         98.22         383,064         2.6%
     335,000      CIT Group Inc                          7.750%      04-02-12        114.78         384,519         6.8%
     320,000      Natl Rural Util                        7.250%      03-01-12        112.88         361,215         6.4%
     325,000      Royal Bank of Scotland                 7.648%      08-31-49        121.95         396,329         6.3%
     360,000      US Bancorp                             5.100%      07-15-07        100.91         363,289         5.1%

Beverages
----------
$    380,000      Pepsico Inc.                           3.200%      05-15-07       $ 98.11       $ 372,826         3.3%

Bldg - Residential
-------------------
$    170,000      Centex Corp                            7.875%      02-01-11       $110.49       $ 187,827         7.1%

Building Materials
-------------------
$     95,000      Lowes Companies                        8.250%      06-01-10       $115.12       $ 109,367         7.2%

Cable TV
----------
$    170,000      Comcast                                8.375%      03-15-13       $118.49       $ 201,425         7.1%

Diversified Finan Serv
------------------------
$    375,000      Bear Stearns Co Flt rate               4.570%      09-27-07       $101.14       $ 379,288         4.5%
     230,000      Cendant Corp                           6.250%      01-15-08        102.46         235,652         6.1%
     190,000      First Union Corp                       6.400%      04-01-08        104.06         197,706         6.2%
     415,000      General Elec Cap Corp                  6.125%      02-22-11        106.18         440,645         5.8%
     300,000      Goldman Sachs Grp Inc                  6.600%      01-15-12        108.55         325,638         6.1%
     375,000      Intl Lease Finance Corp                5.875%      05-01-13        104.37         391,375         5.6%
     390,000      SLM Corp Flt rate                      3.850%      01-26-09        100.31         391,192         3.8%

Electric-Integrated
----------------------
$     80,000      American Electric Power                6.125%      05-15-06       $100.99        $ 80,790         6.1%
     205,000      Dominion Resources Inc                 6.300%      03-15-33        104.09         213,387         6.1%
     190,000      PPL Electric Util                      5.875%      08-15-07        102.22         194,227         5.7%
     175,000      Sempra Energy                          6.000%      02-01-13        104.48         182,846         5.8%

Food-Retail
--------------
$    200,000      Safeway Inc                            5.800%      08-15-12       $100.68       $ 201,360         5.8%

Instrument - Controls
-----------------------
$    345,000      Honeywell Inc                          7.000%      03-15-07       $103.46       $ 356,933         6.8%

Medical
--------
$    110,000      Amgen Inc                              6.500%      12-01-07       $103.93       $ 114,322         6.3%
     205,000      Wyeth                                  5.500%      03-15-13        102.71         210,559         5.4%

Oil&Gas
---------
$    460,000      BP Capital Markets PLC                 2.750%      12-29-06       $ 97.88       $ 450,229         2.8%
     320,000      Phillips Pete                          6.650%      07-15-18        114.46         366,281         5.8%
     180,000      Transocean Inc                         7.500%      04-15-31        126.53         227,749         5.9%

Pipelines
-----------
$    185,000      Duke Capital                           7.500%      10-01-09       $109.26       $ 202,129         6.9%

 Property/Casualty Insurance
-----------------------------
$    205,000      Fund American Cos Inc                  5.875%      05-15-13       $100.17       $ 205,347         5.9%

Retail
--------
$    135,000      TJX Companies Inc                      7.450%      12-15-09       $110.26       $ 148,856         6.8%

Telecommunications
-------------------
$    180,000      AT & T Wireless                        7.875%      03-01-11       $113.98       $ 205,158         6.9%
     145,000      British Telecom PLC 8.625%             8.875%      12-15-30        135.05         197,271         6.5%
     170,000      Deutsche Tel Fin 8%                    8.500%      06-15-10        113.48         192,924         7.5%
     170,000      France Telecom Flt Rate                7.750%      03-01-11        113.67         193,246         6.8%
     190,000      Sprint Cap Corp                        6.125%      11-15-08        103.92         197,440         5.9%
     325,000      Verizon Global                         7.750%      12-01-30        122.20         397,155         6.4%
                                                                                                  ----------
Total Corporate Bonds - 25.3%                                                                   $10,437,104
                                                                                                -------------


GOVERNMENT INTERESTS

MORTGAGE-BACKED SECURITIES
-------------------------------
$     55,456      GNMA Pool #436214                      6.500%      02-15-13       $104.16        $ 57,761         6.2%
      43,855      GNMA Pool #463839                      6.000%      05-15-13        103.56          45,415         5.8%
      35,785      GNMA Pool #442996                      6.000%      06-15-13        103.56          37,059         5.8%
      96,689      FNCL Pool #254845                      4.000%      07-01-13         97.54          94,308         4.1%
      95,179      FNCL Pool #254863                      4.000%      08-01-13         97.84          92,837         4.1%
      35,844      Freddie Mac Pool #E00903               7.000%      10-01-15        104.46          37,442         6.7%
     255,648      FNCI Pool #545317                      5.500%      11-01-16        101.56         259,645         5.4%
     423,971      FNCI Pool #663689                      5.000%      01-01-18         99.84         423,279         5.0%
     383,872      FGCI Pool #e01425                      4.500%      08-01-18         98.13         376,682         4.6%
     532,477      FNCI Pool #254865                      4.500%      09-01-18         98.13         522,509         4.6%

$    220,953      FNCI Pool #725550                      5.000%      05-01-19       $ 99.84       $ 220,593         5.0%
     240,691      FGTW Pool #c90493                      6.500%      11-01-21        103.63         249,428         6.3%
     247,248      FNCT Pool #254375                      6.500%      07-01-22        103.66         256,304         6.3%
   1,301,280      FNCT Pool #254915                      4.500%      09-01-23         96.59       1,256,892         4.7%
     423,138      GNMA Pool #374892                      7.000%      02-15-24        105.66         447,099         6.6%
      77,955      GNMA Pool #376400                      6.500%      02-15-24        104.32          81,320         6.2%
     113,533      GNMA Pool #379982                      7.000%      02-15-24        105.66         119,962         6.6%
     130,438      GNMA Pool #410081                      8.000%      08-15-25        107.25         139,900         7.5%
     407,698      GNMA Pool #393347                      7.500%      02-15-27        106.39         433,758         7.1%
     173,826      GNMA Pool #448490                      7.500%      03-15-27        106.39         184,937         7.1%
      67,431      GNMA Pool #427199                      7.000%      12-15-27        105.19          71,064         6.6%
     122,736      GNMA Pool #460726                      6.500%      12-15-27        104.33         128,054         6.2%
     118,357      GNMA Pool #458762                      6.500%      01-15-28        104.31         123,460         6.2%
      82,198      GNMA Pool #478072                      6.500%      05-15-28        104.31          85,742         6.2%
     329,981      FGRL Pool #n30514                      5.500%      11-01-28        101.26         334,138         5.4%
      40,492      GNMA Pool #488924                      6.500%      11-15-28        104.31          42,238         6.2%
      94,567      GNMA II Pool #2671                     6.000%      11-20-28        102.29          96,736         5.9%
      50,737      FNMA Pool #479477                      6.000%      01-01-29        101.92          51,712         5.9%
     544,242      FNCL Pool #576524                      5.500%      01-01-29        100.28         545,746         5.5%
     400,133      FNCL Pool #755749                      5.500%      01-01-29        100.23         401,064         5.5%
      54,931      FNMA Pool #489357                      6.500%      03-01-29        103.29          56,736         6.3%
      48,321      FGLMC Pool #c27663                     7.000%      06-01-29        104.56          50,523         6.7%
      31,880      GNMA Pool #0510706                     8.000%      11-15-29        107.15          34,161         7.5%
     437,959      FNGL Pool #253057                      8.000%      12-01-29        107.15         469,292         7.5%
      57,350      FNMA Pool #535332                      8.500%      04-01-30        108.85          62,428         7.8%
      15,694      GNMA Pool #2909                        8.000%      04-20-30        106.62          16,733         7.5%
      42,444      GNMA Pool #2972                        7.500%      09-20-30        105.73          44,877         7.1%
      16,626      GNMA Pool #2973                        8.000%      09-20-30        106.62          17,727         7.5%
     217,197      FNGL Pool #253925                      7.000%      05-01-31        105.06         228,179         6.7%
     389,059      FNCL Pool #535934                      7.000%      05-01-31        104.71         407,365         6.7%
      80,975      FNCL Pool #597396                      6.500%      09-01-31        103.12          83,503         6.3%
     945,625      FNCL Pool #781893                      4.500%      11-01-31         95.36         901,713         4.7%
     309,336      FNMA Pool #545407                      5.500%      01-01-32        100.11         309,671         5.5%
      40,883      FNCL Pool #634823                      6.500%      03-01-32        103.07          42,137         6.3%
     396,015      FNCL Pool #648465                      6.500%      06-01-32        104.06         412,073         6.3%
      83,006      FNCL Pool #545782                      7.000%      07-01-32        105.41          87,500         6.7%
     366,295      FNMA Pool #701043 Flt                  4.056%      04-01-33         99.37         363,988         4.1%
     151,490      FGLMC Pool #a10798                     5.500%      05-01-33        100.14         151,695         5.5%
     121,723      GNMA Pool #581536                      5.500%      06-15-33        101.05         122,995         5.4%
     112,689      FGLMC Pool #c01646                     6.000%      09-01-33        101.79         114,703         5.9%
     452,697      FNCI Pool #739372 Flt                  4.121%      09-01-33         98.24         444,714         4.2%
     905,181      GNMA Pool #3442                        5.000%      09-20-33         98.83         894,627         5.1%
      76,002      FGLMC Pool #c01702                     6.500%      10-01-33        103.27          78,491         6.3%
     638,662      FNCL Pool #254904                      5.500%      10-01-33        100.08         639,157         5.5%
     349,519      FHARM Pool #1B1291 Flt                 4.403%      11-01-33         99.46         347,654         4.4%
     259,275      FNCL Pool #738630                      5.500%      11-01-33        100.08         259,476         5.5%
     944,740      FNMA Pool #809324 Flt                  4.880%      02-01-35        100.00         944,719         4.9%
     298,064      FNCL Pool #807804                      5.500%      03-01-35        100.02         298,120         5.5%
     948,644      FHARM Pool #1G0233 Flt                 5.018%      05-01-35        100.40         952,414         5.0%
     348,076      FGLMC Pool #A32600                     5.500%      05-01-35        100.08         348,359         5.5%

U.S. GOVERNMENT AGENCIES
--------------------------
$    250,000      FHLB Disc Corp                         0.000%      10-13-05       $ 99.83       $ 249,577         3.6%
      65,000      FNMA                                   3.000%      11-22-06         98.51          64,030         3.0%
     380,000      FHLMC                                  3.250%      11-02-07         97.77         371,507         3.3%
   1,010,000      FHLMC                                  3.030%      06-11-08         96.61         975,760         3.1%
     970,000      FNMA                                   3.875%      11-17-08         98.23         952,842         3.9%
     320,000      Tennessee Valley Auth                  6.000%      03-15-13        108.98         348,739         5.5%
   1,165,000      FNMA                                   5.000%      04-15-15        103.05       1,200,584         4.9%
     625,000      FNMA                                   6.250%      05-15-29        118.00         737,493         5.3%

U.S. Treasuries
-----------------
$    675,000      U.S. Treasury Notes                    4.625%      05-15-06       $100.38       $ 677,558         4.6%
      65,000      U.S. Treasury Notes                    2.375%      08-31-06         98.50          64,022         2.4%
     290,000      U.S. Treasury Notes                    5.000%      08-15-11        103.94         301,430         4.8%
     210,000      U.S. Treasury Notes                    3.875%      02-15-13         97.46         204,680         4.0%
     782,527      U.S. Treasury Nts INFL IX              2.000%      07-15-14        102.18         799,615         2.0%
   2,315,000      U.S. Treasury Bonds                    7.250%      05-15-16        123.74       2,864,542         5.9%
   1,325,000      U.S. Treasury Bonds                    6.125%      11-15-27        120.69       1,599,162         5.1%
                                                                                                 -----------
Total Government Interests - 67.5%                                                               $28,925,209
                                                                                                 -----------

Total Investments (identified cost, $41,193,324) - 99.1%                                        $ 40,825,208

Other assets, Less liabilities  - 0.9%                                                               372,686
                                                                                                 -----------

Net Assets -- 100.0%                                                                            $ 41,197,894
                                                                                                ============


FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The Fund did not have any open financial instruments at September 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $41,193,324
                                                -----------
     Gross unrealized appreciation             $   293,192
     Gross unrealized depreciation             $  (661,308)
                                                -----------
     NET UNREALIZED DEPRECIATION               $  (368,116)
                                               ============




WRIGHT CURRENT INCOME FUND (WCIF)
----------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - SEPTEMBER  30, 2005 (UNAUDITED)



Face                                                      Coupon       Maturity        Market                       Current
Amount            Description                              Rate          Date           Price          Value         Yield
-----------------------------------------------------------------------------------------------------------------------------------


MORTGAGE-BACKED SECURITIES - 99.0%

$       37        GNMA Pool #9889                        7.250%       02-15-06         $101.28           $ 38         7.2%
        82        GNMA Pool #9106                        8.250%       05-15-06          101.87             83         8.1%

       251        GNMA Pool #12526                       8.000%       11-15-06          101.63            255         7.9%
     8,439        FGFB Pool #M90724                      5.500%       05-01-07          101.36         8 ,554         5.4%
   182,234        FGFB Pool #M90767                      4.500%       11-01-07          100.16        182,531         4.5%
    98,212        FGFB Pool #M90802                      4.000%       03-01-08           98.62         96,857         4.1%
    37,612        FNCX Pool #254227                      5.000%       02-01-09          100.55         37,817         5.0%
    36,085        FNCX Pool #254505                      5.000%       11-01-09          100.55         36,282         5.0%
   152,593        GNMA Pool #475149                      6.500%       05-15-13          104.16        158,935         6.2%
     6,206        GNMA Pool #172558                      9.500%       08-15-16          110.16          6,837         8.6%
     2,812        GNMA Pool #177784                      8.000%       10-15-16          106.86          3,005         7.5%
     2,658        GNMA Pool #176992                      8.000%       11-15-16          106.86          2,840         7.5%
     5,444        GNMA Pool #194287                      9.500%       03-15-17          110.49          6,015         8.6%
     1,609        GNMA Pool #196063                      8.500%       03-15-17          108.90          1,752         7.8%
    13,096        GNMA Pool #192357                      8.000%       04-15-17          107.10         14,026         7.5%
    19,872        GNMA Pool #194057                      8.500%       04-15-17          108.90         21,640         7.8%
     5,205        GNMA Pool #220917                      8.500%       04-15-17          108.90          5,668         7.8%
     8,014        GNMA Pool #211231                      8.500%       05-15-17          108.90          8,727         7.8%
     5,747        GNMA Pool #212601                      8.500%       06-15-17          108.90          6,259         7.8%
     5,325        GNMA Pool #223133                      9.500%       07-15-17          110.49          5,884         8.6%
   141,323        FNCI Pool #663689                      5.000%       01-01-18           99.84        141,093         5.0%
    58,287        GNMA Pool #603377                      4.500%       01-15-18           98.79         57,581         4.6%
     1,509        GNMA Pool #223588                     10.000%       02-15-18          112.25          1,694         8.9%
   906,741        FNCI Pool #254686                      5.500%       04-01-18          101.52        920,509         5.4%
     3,098        GNMA Pool #230223                      9.500%       04-15-18          110.76          3,432         8.6%
    69,481        GNMA Pool #602377                      4.500%       06-15-18           98.79         68,639         4.6%
     4,740        GNMA Pool #251241                      9.500%       06-15-18          110.76          5,250         8.6%
     9,283        GNMA Pool #223348                     10.000%       07-15-18          112.25         10,420         8.9%
     1,133        GNMA Pool #247473                     10.000%       09-15-18          105.31          1,193         8.9%
     3,800        GNMA Pool #247872                     10.000%       09-15-18          112.25          4,266         8.9%
     9,820        GNMA Pool #260999                      9.500%       09-15-18          110.76         10,877         8.6%
   687,719        FNCI Pool #254907                      5.000%       10-01-18           99.82        686,597         5.0%
 1,106,892        FGCI Pool #b11636                      5.000%       01-01-19           99.84      1,105,108         5.0%
    13,693        GNMA Pool #228308                     10.000%       01-15-19          112.31         15,377         8.9%
     2,016        GNMA Pool #266983                     10.000%       02-15-19          112.31          2,264         8.9%
     6,091        GNMA Pool #263439                     10.000%       02-15-19          112.31          6,840         8.9%
     3,336        GNMA Pool #273690                      9.500%       08-15-19          111.01          3,703         8.6%
   473,566        FNCI Pool #816468                      5.000%       03-01-20           99.80        472,627         5.0%
     6,446        GNMA Pool #286556                      9.000%       03-15-20          109.67          7,069         8.2%
     1,546        GNMA Pool #265267                      9.500%       08-15-20          111.23          1,720         8.6%
     4,409        GNMA Pool #1596                        9.000%       04-20-21          109.42          4,824         8.2%
       828        GNMA Pool #302723                      8.500%       05-15-21          109.70            909         7.8%
     6,454        GNMA Pool #301366                      8.500%       06-15-21          109.70          7,080         7.8%


$    7,804        GNMA Pool #302933                      8.500%       06-15-21         $109.70        $ 8,561         7.8%
    11,848        GNMA Pool #308792                      9.000%       07-15-21          109.82         13,011         8.2%
     6,105        GNMA Pool #306693                      8.500%       09-15-21          109.70          6,697         7.8%
    15,038        GNMA Pool #315754                      8.000%       01-15-22          107.13         16,110         7.5%
    15,864        GNMA Pool #316240                      8.000%       01-15-22          107.12         16,994         7.5%
 1,823,312        FNCT Pool #634187                      6.000%       02-01-22          102.36      1,866,364         5.9%
     3,708        GNMA Pool #314222                      8.500%       04-15-22          109.82          4,072         7.7%
    30,931        GNMA Pool #319441                      8.500%       04-15-22          109.82         33,969         7.7%
     9,004        GNMA Pool #315187                      8.000%       06-15-22          107.13          9,645         7.5%
    11,682        GNMA Pool #325165                      8.000%       06-15-22          107.12         12,514         7.5%
    16,185        GNMA Pool #335950                      8.000%       10-15-22          107.12         17,339         7.5%
    58,125        GNMA II Pool #000723                   7.500%       01-20-23          106.40         61,845         7.1%
    33,720        GNMA Pool #350659                      7.500%       06-15-23          106.90         36,047         7.0%
    64,083        GNMA Pool #352110                      7.000%       08-15-23          105.71         67,742         6.6%
   298,282        GNMA Pool #346987                      7.000%       12-15-23          105.71        315,311         6.6%
   144,039        GNMA Pool #352001                      6.500%       12-15-23          104.35        150,310         6.2%
   101,074        GNMA Pool #368238                      7.000%       12-15-23          105.71        106,844         6.6%
 1,059,167        GNMA Pool #608639                      5.500%       07-15-24          101.03      1,070,067         5.4%
   145,386        FHARM Pool #765183                     5.818%       08-01-24          100.68        146,369         5.8%
   686,506        GNMA Pool #616829                      5.500%       01-15-25          102.14        701,203         5.4%
    27,172        GNMA Pool #414736                      7.500%       11-15-25          106.56         28,955         7.0%
   112,569        GNMA Pool #410215                      7.500%       12-15-25          106.56        119,955         7.0%
    94,916        GNMA Pool #420707                      7.000%       02-15-26          105.49        100,123         6.6%
    45,167        GNMA Pool #421829                      7.500%       04-15-26          106.46         48,086         7.0%
    20,237        GNMA Pool #431036                      8.000%       07-15-26          107.24         21,703         7.5%
    88,045        GNMA Pool #2268                        7.500%       08-20-26          105.96         93,295         7.1%
   106,919        GNMA Pool #780429                      7.500%       09-15-26          106.51        113,881         7.0%
    52,286        GNMA Pool #372379                      8.000%       10-15-26          107.24         56,074         7.5%
    97,346        GNMA Pool #431612                      8.000%       11-15-26          107.24        104,399         7.5%
    30,166        GNMA Pool #442190                      8.000%       12-15-26          107.24         32,351         7.5%
   177,536        GNMA Pool #458762                      6.500%       01-15-28          104.31        185,191         6.2%
    65,448        GNMA Pool #462623                      6.500%       03-15-28          104.31         68,270         6.2%
   729,705        GNMA Pool #443677                      7.000%       05-15-28          105.31        768,439         6.6%
   192,324        GNMA Pool #472028                      6.500%       05-15-28          104.31        200,616         6.2%
    34,017        GNMA Pool #449176                      6.500%       07-15-28          104.31         35,483         6.2%
   203,033        GNSF Pool #780845                      6.500%       08-15-28          104.31        211,793         6.2%
   342,817        GNMA Pool #486482                      6.500%       09-15-28          104.31        357,598         6.2%
   144,040        GNMA Pool #469615                      6.500%       10-15-28          104.31        150,251         6.2%
   222,876        GNSF Pool #492705                      6.500%       02-15-29          104.25        232,341         6.2%
   152,575        FNMA Pool #535131                      6.000%       03-01-29          101.92        155,507         5.9%
   203,253        GNMA Pool #489377                      6.375%       03-15-29          103.88        211,130         6.1%
 1,852,021        GNMA Pool #781032                      6.500%       04-15-29          104.29      1,931,463         6.2%
   123,697        GNSF Pool #781029                      6.500%       05-15-29          104.29        129,003         6.2%
    13,187        GNMA Pool #002855                      8.500%       12-20-29          108.39         14,293         7.9%
   167,869        GNMA Pool #570141                      6.500%       12-15-31          104.11        174,766         6.2%


$   73,792        GNMA Pool #538314                      7.000%       02-15-32         $105.20      $  77,627         6.7%
   367,525        GNSF Pool #587080                      6.500%       05-15-32          104.08        382,515         6.2%
   709,674        GNMA Pool #3259                        5.500%       07-20-32          100.89        715,966         5.5%
   117,550        G2SF Pool #601135                      6.310%       09-20-32          103.02        121,106         6.1%
   459,798        GNMA Pool #3284                        5.500%       09-20-32          100.89        463,874         5.5%
    65,646        FNCL Pool #733750                      6.310%       10-01-32          102.60         67,354         6.2%
   634,931        FNCL Pool #673315                      5.500%       11-01-32          100.08        635,469         5.5%
 1,032,688        GNMA Pool #595606                      6.000%       11-15-32          102.48      1,058,308         5.9%
   135,230        G2SF Pool #601255                      6.310%       01-20-33          103.02        139,311         6.1%
   114,954        G2SF Pool #608120                      6.310%       01-20-33          103.02        118,423         6.1%
   196,045        FNMA Pool #701043 Flt                  4.082%       04-01-33           99.37        194,810         4.1%
 1,990,060        GNMA Pool #471369                      5.500%       05-15-33          101.05      2,010,858         5.4%
   336,681        GNSF Pool #609452                      4.000%       08-15-33           92.59        311,739         4.3%
   501,455        FNCL Pool #729950                      6.000%       12-01-33          101.72        510,074         5.9%
   785,457        GNSF Pool #603250                      5.500%       04-15-34          101.01        793,383         5.4%
   794,135        GNMA Pool #619718                      6.000%       05-15-34          102.48        813,854         5.9%
 2,535,448        GNMA Pool #3556                        5.500%       05-20-34          100.82      2,556,292         5.5%
   924,700        FNCL Pool #801357                      5.500%       08-01-34          100.08        925,484         5.5%
   913,332        GNSF Pool #631623                      5.500%       08-15-34          101.01        922,549         5.4%
   907,913        GNSF Pool #640225                      5.500%       04-15-35          101.02        917,129         5.4%
   968,281        FNCL Pool #816108                      5.500%       05-01-35          100.02        968,462         5.5%
 2,077,977        GNSF Pool #640940                      5.500%       05-15-35          101.15      2,099,070         5.4%
   690,100        FNCL Pool #821574                      6.000%       06-01-35          101.73        702,005         5.9%
 2,800,000        FNCL Pool #838202                      6.000%       08-01-35          101.73      2,848,300         5.9%
                                                                                                   -----------
TOTAL INVESTMENTS (identified cost, $33,656,289) - 99.0%                                           $34,703,021
                                                                                                   -----------
Other Assets, less Liabilities - 1.0%                                                                  366,692
                                                                                                   -----------
Net Assets - 100.0%                                                                                $35,069,713
                                                                                                  =============

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The Fund did not have any open financial instruments at September 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $33,656,289
                                                -----------
     Gross unrealized appreciation             $ 1,343,951
     Gross unrealized depreciation             $  (297,219)
                                                -----------
     NET UNREALIZED APPRECIATION               $ 1,046,732
                                               ============


ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940(17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Income Trust (On behalf of Wright U.S. Government Near Term
-------------------------------------------------------------------------------
Fund,  Wright Total Return Bond Fund and Wright Current Income Fund.
---------------------------------------------------------------------


By:      /s/ Peter M. Donovan
         --------------------
         Peter M. Donovan
         President

Date:    11/04/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Barbara E. Campbell
        --------------------------
         Barbara E. Campbell
         Treasurer

Date:    11/18/04

By:      /s/ Peter M. Donovan
         ---------------------
         Peter M. Donovan
         President

Date:    11/04/05